FLOW-THROUGH SHARE PREMIUM LIABILITY	12 Months Ended
Dec. 31, 2022
FLOW-THROUGH SHARE PREMIUM LIABILITY
FLOW-THROUGH SHARE PREMIUM LIABILITY
13.	FLOW-THROUGH SHARE PREMIUM LIABILITY

The following is a continuity schedule of the liability related to flow-through share issuances:

Balance, December 31, 2020	$1,335
Creation of flow-through share premium liability on issuance of flow-through shares	23,968
Settlement of flow-through share premium liability pursuant to qualified expenditures	(12,890)
Balance, December 31, 2021	$12,413
Assumption of flow-through share premium liability upon acquisition of QuestEx (Note 8)	909
Creation of flow-through share premium liability on issuance of flow-through shares	4,561
Settlement of flow-through share premium liability pursuant to qualified expenditures	(13,326)
Balance, December 31, 2022	$4,557

13.	FLOW-THROUGH SHARE PREMIUM LIABILITY (continued)

Issued during the year ended December 31, 2021: As a result of the issuance of flow-through shares during the year ended December 31, 2021, the Company had a commitment to incur $74,460,000 in qualifying Canadian exploration expenses (“CEE”) on or before December 31, 2022. During the year ended December 31, 2022, the remaining commitment of $35,804,000 was satisfied.

Acquired from QuestEx: As a result of the acquisition of QuestEx on June 1, 2022 (Note 8), the Company assumed QuestEx’s commitment to incur $3,279,000 in qualifying CEE, which was satisfied during the year ended December 31, 2022.

Issued during the year ended December 31, 2022: As a result of the issuance of flow-through shares during the year ended December 31, 2022, the Company had a commitment to incur $18,040,000 in qualifying CEE on or before December 31, 2023. During the December 31, 2022, $33,000 of this commitment was satisfied, with $18,007,000 of this commitment remaining as of December 31, 2022.